Hedging activities and derivatives - Summary Of Foreign Currency And Interest Rate Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivative contracts designated as hedging instruments - Non-current Asset	₨ 4,216	$ 51
Derivative contracts designated as hedging instruments - Current Asset	2,120	26	₨ 3,593
Derivative contracts designated as hedging instruments - Non-current Liabilities	521	6
Derivative contracts designated as hedging instruments - Current Liabilities	₨ 1,654	20	₨ 4,209
Hedge Instruments [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative contracts designated as hedging instruments - Non-current Asset		4,216
Derivative contracts designated as hedging instruments - Current Asset		2,120		$ 3,593
Derivative contracts designated as hedging instruments - Non-current Liabilities		521
Derivative contracts designated as hedging instruments - Current Liabilities		$ 1,654		$ 4,209